Financial Risk Management - Liquidity Risk - Derivative Financial Liabilities (Details) - Liquidity risk - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial liabilities	$ 152.9	$ 189.4
3 months or less
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial liabilities	74.7	108.4
3 months to 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial liabilities	31.8	35.3
More than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial liabilities	46.4	45.7
Equity total return swaps - long positions
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial liabilities	1.9	18.0
Equity total return swaps - long positions | 3 months or less
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial liabilities	1.8	8.3
Equity total return swaps - long positions | 3 months to 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial liabilities	0.1	9.7
U.S. treasury bond forward contracts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial liabilities	0.8
U.S. treasury bond forward contracts | 3 months to 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial liabilities	0.8
Foreign currency forward and swap contracts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial liabilities	77.4	136.0
Foreign currency forward and swap contracts | 3 months or less
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial liabilities	26.4	74.3
Foreign currency forward and swap contracts | 3 months to 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial liabilities	5.0	16.1
Foreign currency forward and swap contracts | More than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial liabilities	46.0	45.6
Other derivative contracts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial liabilities	72.8	35.4
Other derivative contracts | 3 months or less
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial liabilities	46.5	25.8
Other derivative contracts | 3 months to 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial liabilities	25.9	9.5
Other derivative contracts | More than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial liabilities	$ 0.4	$ 0.1